Unaudited Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended										12 Months Ended
	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Interim Reporting [Line Items]
Net premiums earned	$ 2,354,610					$ 1,334,000					$ 8,226,425		$ 5,895,070		$ 6,309,521
Underwriting profit (loss)	$ 172,037					139,207					$ 587,409		$ 585,907		$ 245,191
Net income (loss) attributable to ordinary shareholders			$ 228,550	$ 27,282	$ 915,039	$ 36,281	$ 139,499	$ 72,384	$ (279,260)	$ 255,717
Earnings (loss) per ordinary share and ordinary share equivalent - basic (in dollars per share)	$ 0.07		$ 0.77	$ 0.09	$ 3.16	$ 0.14	$ 0.54	$ 0.27	$ (1.03)	$ 0.93	$ 4.22		$ 0.71		$ 3.68
Earnings (loss) per ordinary share and ordinary share equivalent - diluted (in dollars per share)	$ 0.07		$ 0.76	$ 0.09	$ 3.11	$ 0.14	$ 0.53	$ 0.27	$ (1.03)	$ 0.91	$ 4.15		$ 0.69		$ 3.63
Corporate and other
Interim Reporting [Line Items]
Net premiums earned	$ 3,164	[1]	$ 11,665	$ 17,812	$ 18,258	$ 14,506	$ 23,064	$ 19,739	$ 58,518	$ 76,311	$ 62,241	[2]	$ 177,632	[2]	$ 295,422	[2]
Underwriting profit (loss)	(3,452)	[1]				(7,629)					(65,782)	[2]	(90,139)	[2]	(205,871)	[2]
Operating Segments [Member] | Property and casualty operations
Interim Reporting [Line Items]
Net premiums earned	2,351,446		2,375,155	2,405,740	2,063,795	1,319,494	1,413,161	1,453,673	1,438,076	1,412,528	8,164,184		5,717,438		6,014,099
Underwriting profit (loss)	$ 175,489		$ 183,458	$ 114,118	$ 208,779	$ 146,836	$ 218,850	$ 144,375	$ 167,947	$ 144,874	$ 653,191		$ 676,046		$ 451,062

[1]	Corporate and Other includes other items of our revenue and expenditures that are not evaluated at the segment level for reporting purposes, as well as the Company's Run-Off Life Operations.
[2]	Corporate and Other includes other items of our revenue and expenditures that are not evaluated at the segment level for reporting purposes, as well as the Company's Run-Off Life Operations.